Investments in Associates and Joint Ventures - Summary of Principal Associate Undertakings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets	£ 104,530	£ 138,137
Current assets	14,186	15,409
Non-current liabilities	(50,109)	(59,983)
Current liabilities	(15,673)	(17,853)
ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Non-current assets	4,261	4,402
Current assets	3,622	3,465
Non-current liabilities	(240)	(233)
Current liabilities	(1,267)	(1,244)
Net assets (liabilities)	£ 6,376	£ 6,390
Ownership interest in associates	29.02%	29.19%	29.38%	29.42%
Investments in associates and joint ventures	£ 1,851	£ 1,865